Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 136,394		$ 505,571
Cost of revenues	(115,220)		(446,542)
Gross profit	21,174		59,029
Operating expenses:
Selling and marketing expenses	(279)		(6,933)
General and administrative expenses	(353,637)	(83,756)	(464,629)	(89,668)
Total operating expenses	(353,916)	(83,756)	(471,562)	(89,668)
Operating loss	(332,742)	(83,756)	(412,533)	(89,668)
Other income (expenses):
Interest income	36	168	323	213
Other income	54,632		133,175
Interest expense	(8,749)		(5,620)
Total other income and (expenses)	45,919	168	127,878	213
Loss before taxes from operations	(286,823)	(83,588)	(284,655)	(89,455)
Provision for income taxes
Net loss	(286,823)	(83,588)	(284,655)	(89,455)
Other comprehensive income:
Foreign currency translation income (loss)	8,795	515	(1,875)	(194)
Total comprehensive loss	(278,028)	(83,073)	(286,530)	(89,649)
Net loss attributable to : Owners of the Company	(266,344)	(83,588)	(279,526)	(89,455)
Net loss attributable to : Non-controlling interest	(20,479)		(5,129)
Net loss	(286,823)	(83,588)	(284,655)	(89,455)
Total comprehensive loss attributable to : Owners of the Company	(259,074)	(83,073)	(281,043)	(89,649)
Total comprehensive loss attributable to : Non-controlling interest	(18,954)		(5,487)
Total comprehensive loss	$ (278,028)	$ (83,073)	$ (286,530)	$ (89,649)
Basic and diluted earnings (loss) per ordinary share	$ (0.01)	$ 0.00	$ (0.01)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	36,250,000	36,250,000	36,250,000	36,250,000